STOCK-BASED COMPENSATION - Activity of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding, Beginning balance (in shares)	142	142
Granted (in shares)	421,132	0	141
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Outstanding, Ending balance (in shares)	421,274	142	142
Exercisable, Ending Balance (in shares)	291,431	62
Vested and expected to vest (in shares)	421,274	142
Weighted-average exercise price
Outstanding, Beginning balance (in usd per share)	$ 4,376.92	$ 4,376.92
Outstanding, Ending balance (in usd per share)	3.76	4,376.92	$ 4,376.92
Exercisable, Ending balance (in usd per share)	4.09	5,475.38
Vested and expected to vest (in usd per share)	$ 3.76	$ 4,376.92
Weighted-average remaining contractual term (years)
Outstanding (years)	9 years 11 months 1 day	8 years 7 months 17 days	9 years 7 months 17 days
Exercisable (years)	9 years 10 months 28 days	8 years 6 months 25 days
Vested and expected to vest (years)	9 years 11 months 1 day	8 years 7 months 17 days